Financial Instruments (Schedule of Reconciliation Financial Instruments Carried at Fair Value) (Details) - Level 3 [Member] € in Thousands	6 Months Ended
Jun. 30, 2021 EUR (€)
Dori Energy Loan [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	€ 8,745
Repayment of loan to an equity accounted investee	(2,259)
Loan to an equity accounted investee	244
Total income (loss) recognized in profit or loss	125
Interest	450
Foreign Currency translation adjustments	103
Balance as at Ending	7,408
Financial power swap [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	10,238
Total income (loss) recognized in profit or loss	(9,841)
Balance as at Ending	€ 397